CONSOLIDATED BALANCE SHEET - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Prepaid expenses	$ 158,852	$ 509,248
Total current assets	271,733	1,751,474
Total assets	176,264,114	177,701,799
Current liabilities
Accounts payable	2,971,179	296,718
Accrued liabilities	1,129,500	70,000
Total current Liabilities	4,278,982	450,554
Total liabilities	26,662,982	23,222,304
Commitments and contingencies (Note 9)
Temporary equity
Temporary equity value	175,950,000	175,950,000
Members' deficit
Series C; 491,467 authorized, issued, and outstanding
Accumulated deficit	(26,349,299)	(21,470,936)
Total members' deficit	(26,348,868)	(21,470,505)
Total liabilities, temporary equity, and members' deficit	176,264,114	177,701,799
Inspirato LLC
Current Assets
Cash and cash equivalents	80,233,000	62,772,000
Restricted cash	2,720,000	4,229,000
Accounts receivable, net	2,389,000	2,978,000
Accounts receivable, net - related parties	386,000	504,000
Prepaid subscriber travel	17,183,000	11,804,000
Prepaid expenses	11,101,000	6,111,000
Other current assets	762,000	908,000
Total current assets	114,774,000	89,306,000
Property & equipment, net	8,695,000	8,954,000
Goodwill	21,233,000	21,233,000
Other long term assets	1,068,000	1,113,000
Total assets	145,770,000	120,606,000
Current liabilities
Accounts payable	33,140,000	16,055,000
Accrued liabilities	6,035,000	3,078,000
Deferred revenue	176,813,000	126,029,000
Debt	13,267,000	14,000,000
Deferred rent	457,000	1,423,000
Total current Liabilities	229,712,000	160,585,000
Deferred revenue	14,450,000	22,933,000
Debt		9,550,000
Deferred rent	7,468,000	6,872,000
Warrants	547,000	91,000
Total liabilities	252,177,000	200,031,000
Commitments and contingencies (Note 9)
Temporary equity
Temporary equity value	83,284,000	83,780,000
Members' deficit
Common units 4,470,000 authorized; 1,166,154 and 1,148,836 issued and outstanding, respectively
Accumulated deficit	(211,168,000)	(184,682,000)
Total members' deficit	(189,691,000)	(163,205,000)
Total liabilities, temporary equity, and members' deficit	145,770,000	120,606,000
Series A-1 | Inspirato LLC
Temporary equity
Temporary equity value	12,809,000	13,108,000
Series A-2 | Inspirato LLC
Temporary equity
Temporary equity value	5,489,000	5,489,000
Series B | Inspirato LLC
Temporary equity
Temporary equity value	19,860,000	19,860,000
Series B-1 | Inspirato LLC
Temporary equity
Temporary equity value	15,282,000	15,282,000
Series D | Inspirato LLC
Temporary equity
Temporary equity value	20,125,000	20,125,000
Series E | Inspirato LLC
Temporary equity
Temporary equity value	9,719,000	9,916,000
Series C | Inspirato LLC
Members' deficit
Series C; 491,467 authorized, issued, and outstanding	$ 21,477,000	$ 21,477,000